Description of Business and Summary of Significant Accounting Policies - Schedule of shares used in the computation of basic and diluted net income per share (Details) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Numerator:
Net income	$ 3,869	$ 2,963	$ 2,384
Shares used in basic per share calculations:
Weighted-average common shares outstanding (in shares)	280	280	281
Shares used in diluted per share calculations:
Weighted-average common shares outstanding (in shares)	280	280	281
Dilutive common equivalent shares from stock options and restricted stock awards (in shares)	3	4	2
Dilutive weighted-average common shares outstanding (in shares)	283	284	283
Basic and diluted net income per share:
Basic net income per share (in dollars per share)	$ 13.82	$ 10.58	$ 8.49
Diluted net income per share (in dollars per share)	$ 13.67	$ 10.43	$ 8.42
Weighted-average stock options and restricted stock units that have been excluded from dilutive common equivalent shares outstanding due to their anti-dilutive effect (in shares)	0	1	1